Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Transactions with non-controlling interests
29.	Transactions with non-controlling interests

The effects of transactions with non-controlling interests on the equity attributable to the owners of the parent are comprised of:

	Changes in non-controlling interest
	Capital contributions (deductions) by non- controlling interests	Transfers to (from) non- controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non- controlling interests
For the year ended December 31, 2016
Transactions between subsidiaries and shareholders:
Capital contribution to subsidiary and dilution of NCI in Stone (a)	12,359	24,612	(24,612)	—

	Changes in non-controlling interest
	Capital contributions (deductions) by non- controlling interests	Transfers to (from) non- controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non- controlling interests
Capital contribution to subsidiary and dilution of NCI in DLP Brasil (b)	498	6,283	(6,283)	—
Non-controlling share of changes in equity at indirect subsidiaries (e)	—	(613)	613	—

Dilution of non-controlling interest	12,857	30,282	(30,282)	—
Transactions between parent and non-controlling interests:
Acquisition of additional interest in Pagar.me (d)	—	116	(4,913)	(4,797)

Acquisition of non-controlling interest	—	116	(4,913)	(4,797)

	12,857	30,398	(35,195)	(4,797)
For the year ended December 31, 2017
Transactions between parent and non-controlling interests:
Acquisition of additional interest in Stone (a)	—	(49,677)	(179,323)	(229,000)
Acquisition of additional interest in StoneCo Brasil (b)	—	(2,790)	(18,690)	(21,480)

Acquisition of non-controlling interest	—	(52,467)	(198,013)	(250,480)
Transactions between subsidiaries and shareholders:
Capital contribution to subsidiary and increase of NCI in StoneCo Brasil (b)	1,483	8,184	(8,184)	—
Non-controlling share of changes in equity at indirect subsidiaries (e)	—	(3,875)	3,875	—

Dilution of non-controlling interest	1,483	4,309	(4,309)	—

	1,483	(48,158)	(202,322)	(250,480)

For the year ended December 31, 2018
Transactions between parent and non-controlling interests:
Acquisition of additional interest in StoneCo Brasil (b)	—	(989)	(5,701)	(6,690)
Capital contribution to subsidiary	1,992	—	—	—
Exchange of shares with non-controlling interests in StoneCo Brasil (b)	—	(19,594)	19,594	—

Acquisition of non-controlling interest	1,992	(20,583)	13,893	(6,690)
Transactions between subsidiaries and shareholders:
Repurchase of shares in treasury by subsidiary and dilution of interest in Cappta (c)	—	(54)	(51)	—
Non-controlling share of changes in equity at indirect subsidiaries (e)	—	1	(1)	—

Dilution of non-controlling interest	—	(53)	(52)	—

	1,992	(20,636)	13,841	(6,690)

(a)	Transactions with non-controlling interest of Stone

In April 2016, the subsidiary Stone issued 1,482 new shares, disproportionally subscribed by its shareholders, in the total amount of R$ 390,690. The Group contributed R$ 378,331 for the purchase of 1,436 new shares while the non-controlling interest contributed R$ 12,359 for the remaining shares. This resulted in an increase in the Group’s share of Stone from 86.8% to 89.9% and a corresponding capital contributions to subsidiaries. Along with the non-controlling interest’s share of the increase in net assets of Stone due to capital infusions, this resulted in a net transfer of R$ 24,612 from equity of the parent to non-controlling interests.

On October 31, 2017, the Group acquired the remaining 10.1% of the outstanding shares of Stone for a purchase consideration of R$ 229,000 and now holds 100% of the equity share capital of Stone. The carrying amount of the non-controlling interests in Stone on the date of acquisition was R$ 49,677. The excess of consideration of R$ 179,323 was recognized as a decrease to equity of the parent. As of December 31, 2018, the amount of the total consideration was fully paid (2017—R$ 29,000 outstanding, recorded in other accounts payable).

(b)	Transactions with non-controlling interest of StoneCo Brasil

During 2016, the subsidiary StoneCo Brasil issued 1,674,921 new shares, disproportionally subscribed by its shareholders, in the total amount of R$ 414,827. The Group contributed R$ 414,351 for the purchase of 1,673,484 new shares while the non-controlling parties contributed R$ 498 for the remaining shares. This resulted in an increase of the Group’s share of StoneCo Brasil from 97.5% to 97.9% and a corresponding capital contributions to subsidiaries. Along with the non-controlling interest’s share of the increase in net assets of StoneCo Brasil due to capital infusions, this resulted in a net transfer of R$ 6,283 from equity of the parent to non-controllinginterests.

In the course of 2017, the subsidiary StoneCo Brasil issued 1,161,375 new shares, disproportionally subscribed by its shareholders, in the total amount of R$ 202,830. The Group contributed R$ 201,347 for the purchase of 1,113,083 new shares while the non-controlling parties contributed R$ 1,483 for the remaining shares. This resulted in dilution of the Group’s interest in StoneCo Brasil from 97.9% to 97.2% and a corresponding increase in the non-controlling interest’s share.

Additionally, in 2017, the Group acquired 0.4% of the outstanding shares of StoneCo Brasil for consideration of R$ 21,480 and now holds 97.6% of StoneCo Brasil. The carrying amount of the non-controlling interests in StoneCo Brasil on the date of acquisition was R$ 2,790. The excess consideration of R$ 18,690 was recognized as a decrease to equity of the parent.

The resulting effect of these events in 2017 was an increase of R$ 8,184 in non-controlling interest with a corresponding decrease of equity of owners of the parent.

During 2018, the Group acquired from non-controlling parties 0.1% of the outstanding shares of StoneCo Brasil (via DLP Par) for a consideration of R$ 6,690, increasing the Group’s share of StoneCo Brasil from 97.6% to 97.7%. The carrying amount of the non-controlling interests in StoneCo Brasil on the date of acquisition was R$ 989. The excess consideration of R$ 5,701 was recognized as a decrease to equity of the parent. As of December 31, 2018, the outstanding amount of the total consideration not paid was R$ 5,022, recorded in other accounts payable.

In October 2018, in connection with the consummation of the IPO, the Co-Investment Shares, thereon represented by common shares in DLP Par, were exchanged for Company’s Class A common shares through the execution of a contribution agreement entered into between the Company and each holder of awards under such plans, totaling 5,333,202 shares of the Company. This resulted in an increase of the Group’s share of StoneCo Brasil from 97.7% to 100.0%. By derecognizing the remaining non-controlling interests, a net increase of R$ 19,594 was recorded in equity attributable to owners of the parent.

(c)	Transactions with non-controlling interest of Cappta

In 2018, the subsidiary Cappta acquired from its minority shareholder 64,177 of its own shares. This resulted in an increase of the Group’s interest in Cappta from 53.3% to 61.8%. Such shares are currently held in treasury. The transaction was recorded as a decrease in equity attributable to owners of the parent and to NCI.

(d)	Acquisition of additional interest in Pagar.me

On August 24, 2016, the Group acquired the remaining 40% of the outstanding shares of Pagar.me for consideration of R$ 4,797 and now holds 100% of Pagar.me. The carrying amount of the non-controlling interests in Pagar.me on the date of acquisition was (R$ 116), representing the non-controlling interests share of the net liabilities of Pagar.me which were assumed by the Group. By derecognizing the remaining non-controlling interests, a total decrease of R$ 4,913 was recorded in equity attributable to owners of the parent. As of December 31, 2018, the amount of the total consideration was fully paid (2017—R$ 480 outstanding not paid, recorded in other accounts payable).

(e)	Allocation of changes in equity in indirect subsidiaries to non-controlling interests

Due to changes in StoneCo Brasil’s share of Stone and Pagar.me as shown in the table above, in 2016 non-controlling interest decreased by R$ 613. Due to the acquisition of additional interest of Stone in 2017,non-controlling interest decreased by R$ 3,875. Due to changes in StoneCo Brasil’s share of Cappta in 2018 as shown in the table above, non-controlling interest increased by R$ 1.

(f)	Summarized financial information of material partly-owned subsidiaries

	Cappta
	2018	2017	2016
Financial position
Current assets	2,058	2,922	1,499
Non-current assets	964	1,231	2,621
Current liabilities	(2,182)	(2,198)	(2,549)
Non-current liabilities	(1,773)	(801)	(36)

Net assets	933	1,154	1,535

Accumulated NCI	356	539	717
Comprehensive income
Revenue	16,237	18,523	18,249
Net income (loss) for the year	1,995	(318)	(1,409)

Total comprehensive income	1,995	(318)	(1,409)

Net income (loss) allocated to NCI	768	(149)	(658)
Cash flows
Operating activities	(459)	897	721
Investing activities	(532)	768	(21)
Financing activities	(524)	(438)	(708)

Net increase/(decrease) in cash and cash equivalents	(1,515)	1,227	(8)